Earnings Per Share - Summary of Earnings Per Share Calculations (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings per share - basic, Earnings	£ 1,836	£ 3,250	£ 6,789
Earnings per share - diluted, Earnings	1,836	3,250	6,789
Adjusted earnings per share - basic, Earnings	3,806	3,540	7,556
Adjusted earnings per share - diluted, Earnings	3,806	3,540	7,556
Headline basic earnings per share, Earnings	2,968	3,310	7,243
Headline diluted earnings per share, Earnings	£ 2,968	£ 3,310	£ 7,243
Earnings per share - basic, Shares	2,262	2,287	2,287
Earnings per share - diluted, Shares	2,273	2,296	2,297
Adjusted earnings per share - basic, Shares	2,262	2,287	2,287
Adjusted earnings per share - diluted, Shares	2,273	2,296	2,297
Headline earnings per share - basic, Shares	2,262	2,287	2,287
Headline earnings per share - diluted, Shares	2,273	2,296	2,297
Earnings per share, basic	£ 0.812	£ 1.421	£ 2.969
Earnings per share - diluted	0.808	1.416	2.956
Adjusted earnings per share - basic	1.683	1.548	3.304
Adjusted earnings per share - diluted	1.674	1.542	3.290
Headline earnings per share - basic	1.312	1.447	3.167
Headline earnings per share - diluted	£ 1.306	£ 1.442	£ 3.153